Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	2012	2013	2014
A(i) - Charter hire commissions	$866,568	$931,611	$685,148
A(iii) - Management fees	$2,370,144	$2,782,926	$2,829,632
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$324,052	$943,977	$972,852
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$75,493	$41,094	$95,342
B – Administrative fees (included in General and administrative expenses – related party)	$35,034	$36,181	$35,520
C – Executive services fees (included in General and administrative expenses – related party)	$2,592,660	$3,013,000	$2,939,560
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$199,594	$602,662	$596,350